DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

For the discontinued operations, the patient care revenue, related cost of services, and facility rental expense prior to the commencement of subleasing are classified in the activities below. For a historical listing and description of the Company’s discontinued entities, see Part II, Item 8, Notes to Consolidated Financial Statements, Note 11 - Discontinued Operations included in the Annual Report.
The following table summarizes certain activity of discontinued operations for the three and nine months ended September 30, 2016 and 2015:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in 000’s)	2016	2015	2016	2015
Total revenues	$—	$12,447	$—	$84,357
Cost of services	2,247	14,949	6,030	83,572
Net loss	(2,210)	(3,057)	(6,513)	(2,328)
Interest expense, net	11	266	36	882

Assets and liabilities of the disposal group held for sale at September 30, 2016 and December 31, 2015, are as follows:

	Actual	Actual	Comparative (a)
(Amounts in 000’s)	September 30, 2016	December 31, 2015	December 31, 2015
Restricted cash	$3,624	$—	$5,887
Buildings and improvements, net	38,583	1,249	40,407
Land, net	2,813	—	2,814
Equipment and other, net	2,686	—	2,866
Goodwill	2,078	—	2,078
Other assets	40	—	35
Assets of disposal group held for sale	$49,824	$1,249	$54,087

Notes payable	$32,036	$958	$37,187
Liabilities of disposal group held for sale	$32,036	$958	$37,187

(a)Balance as of December 31, 2015 for the assets and liabilities of the disposal group held for sale at September 30, 2016, inclusive of the Arkansas and Roswell office buildings sold as detailed below and included in the actual balance at December 31, 2015.
On February 9, 2016, the Company sold an office building in Arkansas for $0.3 million. The office space was unencumbered.
On April 25, 2016, the Company completed the sale of an owned office building located in Roswell, Georgia for $0.7 million. Debt obligations on the transaction exceeded proceeds by $0.2 million.
On July 28, 2016, the Company completed the sale of one of its unencumbered office buildings located in Roswell, Georgia for $0.2 million.
On October 6, 2016, the Company completed the sale of the Arkansas Facilities (see Note 16 - Subsequent Events).

DISCONTINUED OPERATIONS
Disposition of Facility Operations
The following table summarizes the disposition of operations by facility for the years ended December 31, 2015 and 2014:

Facility Name	State	Relationship to Property	Type of Disposition	Date of Disposition
2014
Thomasville	GA	Leased	Sublease	7/1/2014
Red Rose	MO	Leased	Termination of Lease	9/30/2014
Southland	GA	Owned	Lease	11/1/2014
Lumber City	GA	Leased	Sublease	11/1/2014
Coosa Valley	AL	Owned	Lease	12/1/2014
Attalla	AL	Owned	Lease	12/1/2014
2015
College Park	GA	Owned	Lease	4/1/2015
LaGrange	GA	Leased	Sublease	4/1/2015
Sumter Valley	SC	Owned	Lease	4/1/2015
Georgetown	SC	Owned	Lease	4/1/2015
Powder Springs	GA	Leased	Sublease	4/1/2015
Tara	GA	Leased	Sublease	4/1/2015
Heritage Park	AR	Owned	Lease	5/1/2015
Homestead Manor	AR	Owned	Lease	5/1/2015
Stone County SNF	AR	Owned	Lease	5/1/2015
Stone County ALF	AR	Owned	Lease	5/1/2015
Northridge	AR	Owned	Lease	5/1/2015
West Markham	AR	Owned	Lease	5/1/2015
Woodland Hills	AR	Owned	Lease	5/1/2015
Cumberland	AR	Owned	Lease	5/1/2015
Mountain Trace	NC	Owned	Lease	6/1/2015
Glenvue	GA	Owned	Lease	7/1/2015
Bentonville Manor	AR	Owned	Sale	7/1/2015
Hearth & Care of Greenfield	OH	Owned	Lease	8/1/2015
The Pavilion Care Center	OH	Owned	Lease	8/1/2015
Eaglewood ALF	OH	Owned	Lease	8/1/2015
Eaglewood Care Center	OH	Owned	Lease	8/1/2015
Covington Care Center	OH	Leased	Sublease	8/1/2015
Bonterra	GA	Leased	Sublease	9/1/2015
Parkview	GA	Leased	Sublease	9/1/2015
Autumn Breeze	GA	Owned	Lease	9/30/2015
Companions Specialized Care	OK	Owned	Sale	10/30/2015
River Valley	AR	Owned	Lease	11/1/2015
Quail Creek	OK	Owned	Lease	12/31/2015
Northwest	OK	Owned	Lease	12/31/2015

For the discontinued operations, the patient care revenue, related cost of services, and facility rental expense prior to the commencement of leasing are classified in the activities below.
The following table summarizes the activity of discontinued operations for the years ended December 31, 2015 and 2014:

	Year Ending December 31,
(Amounts in 000’s)	2015	2014
Total revenues	$87,920	$222,104
Cost of services	$89,783	$188,952
Net (loss) income	$(4,892)	$23,783
Interest expense, net	$(1,510)	$(1,152)
Income tax benefit (expense)	$(251)	$253
Gain on disposal of assets	$1,251	$—

Disposition of Assets
Companions. On April 29, 2015, a wholly-owned subsidiary of the Company entered into an asset purchase agreement with Gracewood Manor, LLC, an Oklahoma limited liability company, to sell Companions for a sale price of $3.5 million. On October 30, 2015, the Company completed the sale of Companions for $3.5 million less customary closing and certain real property apportionments. The Company received $0.4 million net cash from the sale and proceeds were used for working capital purposes. The Company recorded a gain of $0.1 million on the sale.
Bentonville. On May 15, 2015, a wholly-owned subsidiary of the Company entered into an asset purchase agreement with Bozeman Development, LLC, a Texas limited liability company, to sell Bentonville. The transaction closed on July 1, 2015 and the net sales proceeds of $3.4 million were remitted to Bentonville Property Holdings, LLC. The Company recorded a gain of $0.3 million on the sale.

Riverchase. On June 11, 2015, Riverchase entered into an asset purchase agreement, as subsequently amended with Omega Communities, LLC ("Omega") to sell the Riverchase Village facility, a 105-bed assisted living facility located in Hoover, Alabama. The transaction closed on November 20, 2015 for a purchase price of $6.9 million. The Company recorded a gain of $0.8 million on the sale, net of intercompany receivables (see Note 18 - Related Party Transactions).

Assets and Liabilities Held for Sale
Assets and liabilities of the disposal groups held for sale at December 31, 2015 and 2014 are as follows:

	December 31,
Amounts in (000's)	2015	2014
Property and equipment, net	$1,249	$3,777
Other assets	—	2,036
Assets of disposal group held for sale	$1,249	$5,813

Notes payable	$987	$5,197
Liabilities of disposal group held for sale	$987	$5,197